Equity	12 Months Ended
Dec. 31, 2021
Equity
Equity

24.         Equity

The main components of equity are detailed below:

24.1       Subscribed and paid–in capital

Ecopetrol’s authorized capital amounts to $36,540,000, and is comprised of 60,000,000,000 ordinary shares, of which 41,116,694,690 are outstanding, and 11.51% (4,731,906,273 shares) are held privately and 88.49% (36,384,788,417 shares) are held by the Colombian Government. The value of the reserve shares amounts to $11,499,933 comprised of 18,883,305,310 shares. As of December 31, 2021, and 2020, subscribed and paid–in capital amounts to COP$25,040,067. There are no potentially dilutive shares.

24.2       Additional paid–in capital

Additional paid–in capital mainly corresponds to: (i) share premium from the Ecopetrol Business Group’s capitalization in 2007, for $4,457,997, (ii) share premium from the sale of shares awarded in the second capitalization, which took place in September 2011, of $2,118,468, iii) a $31,377 share premium from the placement of shares on the secondary market, arising from the calling of guarantees from debtors in arrears, according to the provisions of Article 397 of the Code of Commerce, and (iv) additional paid–in capital receivables for ($143).

24.3       Equity reserves

The following is the composition of the Ecopetrol Business Group’s reserves as of December 31, 2021, and 2020:

	2021	2020
Legal reserve	4,737,788	4,568,980
Fiscal and statutory reserves	509,082	509,082
Occasional reserves	5,377,359	4,557,074
	10,624,229	9,635,136

The movement of equity reserves is the following for the years ended December 31, 2021, and 2020:

	2021	2020
Opening balance	9,635,136	3,784,658
Release of reserves	(5,066,156)	(540,826)
Allocation to reserves	6,055,249	6,391,304
Closing balance	10,624,229	9,635,136

24.4       Retained earnings and dividends

Ecopetrol Business Group distributes dividends based on Ecopetrol’s separate financial statements prepared under International Financial Reporting Standards accepted in Colombia (NCIF, as its acronym in Spanish).

The General Assembly of Shareholders of Ecopetrol on March 26, 2021, decreed dividends on the profit for 2020, for a value of $698,984 (2020 - $7,401,005 and 2019 - $9,251,256). During 2021, dividends were paid for $696,387 for 100% of the shareholders, and the subsidiaries paid $2,074,900. As of December 2021, the total of dividends paid is $2,771,287 (2020: $8,734,351; 2019: $13,867,029).

24.5       Other comprehensive income attributable to owners of parent

The following is the composition of the other comprehensive income attributable to the shareholders of the parent, Ecopetrol, net of tax:

	2021	2020	2019
Foreign currency translation (1)	17,244,686	11,794,201	10,265,398
Cash flow hedge with derivative instruments	(60,916)	44,132	3,689
Cash flow hedges for future exports	(945,247)	(136,470)	(135,748)
Actuarial gain on defined benefit plans	(517,278)	(2,260,989)	(2,357,210)
Hedge of a net investment in a foreign operation	(4,364,465)	(1,494,926)	(1,130,583)
Others	1,114	1,114	1,114
	11,357,894	7,947,062	6,646,660
(1)	Includes the realization of other comprehensive income for $361,728 from the sale of the shares in the company Offshore International Group (OIG).

24.6       Earnings per share

		2021		2020		2019
Profit attributable to Ecopetrol’s shareholders		15,649,143		1,586,677		13,744,011
Weighted average number of outstanding shares		41,116,694,690		41,116,694,690		41,116,694,690
Net basic and diluted earnings per share (Colombian pesos)	COP$	380.60	COP$	38.59	COP$	334.27